Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Unaudited Pro Forma Consolidated Results of Operations	The following unaudited pro forma consolidated results of operations assume that the acquisition of Time Warner was completed as of January 1, 2017.

	(Unaudited) Year Ended December 31,
	2018	2017
Total operating revenues	$183,651	$188,769
Net Income Attributable to AT&T	20,814	31,380

Basic Earnings Per Share Attributable to Common Stock	$2.86	$4.30
Diluted Earnings Per Share Attributable to Common Stock	$2.85	$4.26